Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 42,380	$ 46,790	$ 6,910	$ 550	$ 96,630
Puna [Member]
Total	21,140	7,720	310		29,170
Seabee [Member]
Total	1,920	5,110	880		7,910
Çöpler [Member]
Total	880	14,320	5,030	$ 550	20,780
Marigold [Member]
Total	$ 18,440	$ 19,640	$ 690		$ 38,770